Commitments and contingencies - Environmental Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrual for Environmental Loss Contingencies [Abstract]
Environmental-related accrued liabilities	$ 1,110	$ 998	$ 1,112